CONTRACT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
CONTRACT LIABILITIES
Schedule of contract liabilities and revenue recognized related to carried forward contract liabilities

	As at	As at
	December 31,	December 31,
	2023	2024
	USD’000	USD’000
Customer loyalty scheme	10,921	11,642
Prepaid cards and issued vouchers	483	1,007
	11,404	12,649

	2022	2023	2024
	USD’000	USD’000	USD’000
Customer loyalty scheme	2,004	3,366	7,583
Prepaid cards and issued vouchers	276	350	483
	2,280	3,716	8,066

Schedule of transaction price allocated to the remaining performance obligations

	As at December 31, 2023
	Customer	Prepaid cards
	loyalty	and issued
	scheme	vouchers	Total
	USD’000	USD’000	USD’000
	(Note i)	(Note ii)
Within one year	7,823	483	8,306
More than one year but within two years	3,019	—	3,019
More than two years	79	—	79
	10,921	483	11,404

	As at December 31, 2024
	Customer	Prepaid cards
	loyalty	and issued
	scheme	vouchers	Total
	USD’000	USD’000	USD’000
	(Note i)	(Note ii)
Within one year	8,662	1,007	9,669
More than one year but within two years	2,898	—	2,898
More than two years	82	—	82
	11,642	1,007	12,649

Notes:

i.	The customer loyalty points have a valid period between 2 years to 5 years since the loyalty points were granted to customers and can be redeemed anytime within the valid period at customers’ discretion. The amounts disclosed above represented the Group’s expectation on the timing of redemption made by customers.
ii.	The Group issued prepaid cards and vouchers which have no expiration and can be utilized in the future consumption in restaurants at customers’ discretion. The amounts disclosed above represented the Group’s expectation on the timing of utilization made by customers.